Average Annual Total Returns - Voya International High Dividend Low Volatility Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV MSCI EAFE® Value IndexSM, 1 Yr		Class ADV MSCI EAFE® Value IndexSM, 5 Yrs		Class ADV MSCI EAFE® Value IndexSM, 10 Yrs		Class ADV MSCI EAFE® Value IndexSM, Since Inception	Class ADV MSCI EAFE® Index, 1 Yr		Class ADV MSCI EAFE® Index, 5 Yrs		Class ADV MSCI EAFE® Index, 10 Yrs		Class ADV MSCI EAFE® Index, Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI EAFE® Value IndexSM, 1 Yr		Class I MSCI EAFE® Value IndexSM, 5 Yrs		Class I MSCI EAFE® Value IndexSM, 10 Yrs		Class I MSCI EAFE® Value IndexSM, Since Inception	Class I MSCI EAFE® Index, 1 Yr		Class I MSCI EAFE® Index, 5 Yrs		Class I MSCI EAFE® Index, 10 Yrs		Class I MSCI EAFE® Index, Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S MSCI EAFE® Value IndexSM, 1 Yr		Class S MSCI EAFE® Value IndexSM, 5 Yrs		Class S MSCI EAFE® Value IndexSM, 10 Yrs		Class S MSCI EAFE® Value IndexSM, Since Inception	Class S MSCI EAFE® Index, 1 Yr		Class S MSCI EAFE® Index, 5 Yrs		Class S MSCI EAFE® Index, 10 Yrs		Class S MSCI EAFE® Index, Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 MSCI EAFE® Value IndexSM, 1 Yr		Class S2 MSCI EAFE® Value IndexSM, 5 Yrs		Class S2 MSCI EAFE® Value IndexSM, 10 Yrs		Class S2 MSCI EAFE® Value IndexSM, Since Inception	Class S2 MSCI EAFE® Index, 1 Yr		Class S2 MSCI EAFE® Index, 5 Yrs		Class S2 MSCI EAFE® Index, 10 Yrs		Class S2 MSCI EAFE® Index, Since Inception
Total	(1.17%)	3.68%	2.88%		Dec. 20, 2006	(2.63%)	[1],[2]	4.20%	[1],[2]	3.37%	[1],[2]	[1],[2]	7.82%	[1],[2]	7.45%	[1],[2]	5.51%	[1],[2]	[1],[2]	(0.71%)	4.20%	3.39%		Jan. 03, 2006	(2.63%)	[1],[2]	4.20%	[1],[2]	3.37%	[1],[2]	[1],[2]	7.82%	[1],[2]	7.45%	[1],[2]	5.51%	[1],[2]	[1],[2]	(0.94%)	3.94%	3.13%		Jan. 12, 2006	(2.63%)	[1],[2]	4.20%	[1],[2]	3.37%	[1],[2]	[1],[2]	7.82%	[1],[2]	7.45%	[1],[2]	5.51%	[1],[2]	[1],[2]	(1.15%)	3.78%	2.98%		Feb. 27, 2009	(2.63%)	[1],[2]	4.20%	[1],[2]	3.37%	[1],[2]	[1],[2]	7.82%	[1],[2]	7.45%	[1],[2]	5.51%	[1],[2]	[1],[2]

[1]	Effective December 31, 2020 the Portfolio changed its benchmark from the MSCI EAFE®Index to the MSCI EAFE® Value Index because the MSCI EAFE® Value Index is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.